Discontinued Operations (Schedule of Assets and Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash items	$ 208.1		$ 23.3	$ 51.2
Total Current Assets	926.2		705.2
Total Noncurrent Assets	1,042.3		1,851.4
Total Current Liabilities	211.8		190.9
Total Noncurrent Liabilities	1,095.5		103.1
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash items	208.1		23.3
Trade receivables, net	293.7		279.8
Inventories	364.9		369.8
Plant and equipment, net	18.2
Other receivables and current assets	41.3		32.3
Total Current Assets	926.2		705.2
Plant and equipment, net	593.0		1,399.6
Goodwill, net	305.0		294.2
Intangible assets, net	100.1		110.0
Other noncurrent assets	44.2		47.6
Total Noncurrent Assets	1,042.3		1,851.4
Payables and accrued liabilities	177.3		179.2
Accrued income taxes	28.7		7.0
Current portion of long-term debt	5.8		4.7
Total Current Liabilities	211.8		190.9
Long-term debt	981.8
Deferred income taxes	56.7		75.8
Other noncurrent liabilities	57.0		27.3
Total Noncurrent Liabilities	1,095.5		103.1
Total Liabilities	1,307.3		294.0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Electronic Materials [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash items	170.6		17.8
Trade receivables, net	134.7		127.6
Inventories	138.1		132.1
Plant and equipment, net	0.0
Other receivables and current assets	34.5		24.8
Total Current Assets	477.9		302.3
Plant and equipment, net	296.5		296.4
Goodwill, net	180.0		167.0
Intangible assets, net	75.1		81.9
Other noncurrent assets	37.5		40.7
Total Noncurrent Assets	589.1		586.0
Total Assets	1,067.0		888.3
Payables and accrued liabilities	85.8		81.8
Accrued income taxes	22.7		6.6
Current portion of long-term debt	5.8		0.0
Total Current Liabilities	114.3		88.4
Long-term debt	981.8
Deferred income taxes	50.3		69.1
Other noncurrent liabilities	47.4		23.8
Total Noncurrent Liabilities	1,079.5		92.9
Total Liabilities	1,193.8		181.3
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Performance Materials [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash items	37.5		5.5
Trade receivables, net	159.0		152.2
Inventories	226.8		237.7
Plant and equipment, net	0.0
Other receivables and current assets	5.6		5.7
Total Current Assets	428.9		401.1
Plant and equipment, net	296.5		211.4
Goodwill, net	125.0		127.2
Intangible assets, net	25.0		28.1
Other noncurrent assets	6.7		6.9
Total Noncurrent Assets	453.2		373.6
Total Assets	882.1		774.7
Payables and accrued liabilities	72.5		80.4
Accrued income taxes	6.0		0.4
Current portion of long-term debt	0.0		4.7
Total Current Liabilities	78.5		85.5
Long-term debt	0.0
Deferred income taxes	6.4		6.7
Other noncurrent liabilities	9.6		1.0
Total Noncurrent Liabilities	16.0		7.7
Total Liabilities	94.5		93.2
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Energy-from-Waste [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash items	0.0		0.0
Trade receivables, net	0.0		0.0
Inventories	0.0		0.0
Plant and equipment, net	18.2	$ 20.0
Other receivables and current assets	1.2		1.8
Total Current Assets	19.4		1.8
Plant and equipment, net	0.0		891.8
Goodwill, net	0.0		0.0
Intangible assets, net	0.0		0.0
Other noncurrent assets	0.0		0.0
Total Noncurrent Assets	0.0		891.8
Total Assets	19.4		893.6
Payables and accrued liabilities	19.0		17.0
Accrued income taxes	0.0		0.0
Current portion of long-term debt	0.0		0.0
Total Current Liabilities	19.0		17.0
Long-term debt	0.0
Deferred income taxes	0.0		0.0
Other noncurrent liabilities	0.0		2.5
Total Noncurrent Liabilities	0.0		2.5
Total Liabilities	19.0		19.5
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | European Homecare Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Assets	0.0		0.0
Total Liabilities	0.0		0.0
Segment Reconciling Items [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Assets	$ 1,968.5		$ 2,556.6	$ 2,345.6